Restatement of Previously Filed Balance Sheet (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Condensed Financial Information Disclosure [Abstract]
Net tangible assets	$ 5,000,001
Accounting treatment description	Additionally, the Company reevaluated the accounting treatment of (i) the 6,500,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in it’s the Initial Public Offering and (ii) the 4,250,000 Private Placement Warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the Initial Public Offering (together with the Public Warrants, the “Warrants”).